Employee Benefit Plans (Schedule Of Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 90	$ 104	$ 147
Less amounts deferred principally as property or a regulatory asset	(13)	(27)	(69)
Net amounts recognized as operation and maintenance expense or other deductions	77	77	78
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	71	63	77
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 19	$ 41	$ 70